The Phoenix Edge Series Fund

Supplement to the Prospectus dated May 1, 2007

This supplement includes information about changes to the investment advisors and, in some cases, subadvisors to certain series of The Phoenix Edge Series Fund (the “Fund”). Additionally, it provides other information as identified below. Please retain this supplement with your prospectus for future reference.

The Board of Trustees of the Fund has approved a change in investment advisor and the addition of, or change in, subadvisor for each of the series of the Fund listed below. These changes will result in all series of the Fund having Phoenix Variable Advisors, Inc. as investment advisor. As a result, effective August 1, 2007, all references in the Prospectus to Phoenix Investment Counsel, Inc. and Duff & Phelps Investment Management Co. as investment advisors to certain of the series are hereby deleted and replaced with Phoenix Variable Advisors, Inc. Information about the business of Phoenix Investment Counsel, Inc. and Duff & Phelps Investment Management Co. is retained as applicable to those entities in their capacity as subadvisors.

The changes are listed below and will be effective August 1, 2007. The investment objective of each series, and the investment advisory fees to be charged to the series by the investment advisor are not affected by these changes. However, investment advisory fees that would have been paid to the former investment advisors will be paid to Phoenix Variable Advisors, Inc. beginning on August 1, 2007.

Phoenix Capital Growth Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	Subadvisor
Harris Investment Management, Inc.	No change

Phoenix Growth and Income Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Phoenix Investment Counsel, Inc.

Phoenix Money Market Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Goodwin Capital Advisers, Inc.

Phoenix Multi-Sector Fixed Income Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Goodwin Capital Advisers, Inc.

Phoenix Multi-Sector Short Term Bond Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Goodwin Capital Advisers, Inc.

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Phoenix Strategic Allocation Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Phoenix Investment Counsel, Inc. (for equity investments made by the series) Goodwin Capital Advisers, Inc. (for fixed income investments made by the series)

Phoenix-Aberdeen International Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	Subadvisor
Aberdeen Asset Management Inc.	No change

Phoenix-Duff & Phelps Real Estate Securities Series

Former Advisor	New Advisor
Duff & Phelps Investment Management Co.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Duff & Phelps Investment Management Co.

•	All instances of the definition of the S&P 500® Index are hereby deleted and replaced with the following.

The S&P 500® Index is a free-float market capitalization-weighted index of 500 of the largest U.S. Companies. The index is calculated on a total return basis with dividends reinvested.

•	Page 49

The first sentence in the description of AllianceBernstein L.P. in the sub-section entitled AllianceBernstein L.P. is hereby deleted.

•	Page 50

The following is added as the first sentence of the sub-section entitled Morgan Stanley Investment Management, Inc.

Morgan Stanley Investment Management Inc., d/b/a Van Kampen, is subadvisor to the Phoenix-Van Kampen Equity 500 Index Series.

•	Page 51

The sub-section entitled Phoenix Multi-Sector Fixed Income and Phoenix Multi-Sector Short Term Bond Series-PIC is hereby deleted and replaced with the following.

Phoenix Multi-Sector Fixed Income Series and Phoenix Multi-Sector Short Term Bond Series –PVA

•

David L. Albrecht is a senior member of the Goodwin Capital Advisers, Inc. multi-sector fixed income team and oversees approximately $13.6 billion in fixed income assets (as of December 31, 2006). He is the lead portfolio manager of three fixed income mutual funds (Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Sector Fixed Income Fund and Phoenix Low Duration Core Plus Bond Fund), the fixed income portions of two balanced funds (Phoenix Balanced Fund and Phoenix Income & Growth Fund) and several variable investment options (Phoenix Multi-Sector Short Term Bond Series, Phoenix Multi-Sector Fixed Income Series and the Phoenix Strategic Allocation Series). Mr. Albrycht has managed Phoenix fixed income portfolios since 1991. He previously was the firm’s director of credit research. He joined the fixed income team as a credit analyst in 1985.

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•	Page 51

The sub-section entitled Phoenix Strategic Allocation Series–PIC is hereby retitled Phoenix Strategic Allocation Series–PIC & Goodwin Capital Advisers, Inc. and the information contained in that section regarding David L. Albrycht is hereby replaced with the following.

•

David L. Albrecht is a senior member of the Goodwin Capital Advisers, Inc. multi-sector fixed income team and oversees approximately $13.6 billion in fixed income assets (as of December 31, 2006). He is the lead portfolio manager of three fixed income mutual funds (Phoenix Multi-Sector Short Term Bond Fund, Phoenix Multi-Sector Fixed Income Fund and Phoenix Low Duration Core Plus Bond Fund), the fixed income portions of two balanced funds (Phoenix Balanced Fund and Phoenix Income & Growth Fund) and several variable investment options (Phoenix Multi-Sector Short Term Bond Series, Phoenix Multi-Sector Fixed Income Series and the Phoenix Strategic Allocation Series). Mr. Albrycht has managed Phoenix fixed income portfolios since 1991. He previously was the firm’s director of credit research. He joined the fixed income team as a credit analyst in 1985.

•	Page 53—Phoenix-Van Kampen Comstock Series

The sub-section of the prospectus entitled Phoenix-Van Kampen Comstock Series-PVA located on page 53 is hereby deleted and replaced with the following information.

Phoenix-Van Kampen Comstock Series–PVA

The series’ assets are managed by Van Kampen’s Multi-Cap Value Team, which consists of portfolio managers and analysts. All portfolio managers who work on the portfolio are responsible for generating investment ideas. Each portfolio manager has discretion over the sectors they cover. All portfolio managers provide their opinions and ideas with respect to the series’ investments. The lead portfolio manager, B. Robert Baker, Jr. has ultimate responsibility for the strategy and is the final arbiter on decisions. The following individuals are primarily responsible for the day-to-day management of the series:

•

Devin E. Armstrong, portfolio manager, is a vice president of Van Kampen. He has been associated with Van Kampen since 2004 and has eight years of investment experience. He has sector responsibility for the Basic Materials sector. Mr. Armstrong has a B.S. in psychology and finance from the University of Illinois and an MBA in finance from Columbia University.

•

B. Robert Baker, Jr., portfolio manager, is a managing director of Van Kampen. He has been associated with Van Kampen since 1991 and has 26 years of investment experience. As the lead portfolio manager, Mr. Baker has ultimate responsibility for the strategy and is the final arbiter on decisions. He also has sector responsibility for the Energy, Telecom Services, Utilities and Industrials sectors. Mr. Baker has a BA from Westminster College and an MBA from the University of North Texas.

•

Kevin C. Holt, portfolio manager, is a managing director of Van Kampen. He has been associated with Van Kampen since 1999 and has 16 years of investment experience. He has sector responsibility for the Consumer Staples, Consumer Discretionary sectors. Mr. Holt has a BA from the University of Iowa and an MBA from the University of Chicago.

•

Jason S. Leder, portfolio manager, is a managing director of Van Kampen. He has been associated with Van Kampen since 1995 and has 16 years of investment experience. He has sector responsibility for the Financials and Technology sectors. Mr. Leder has a BA from the University of Texas at Austin and an MBA from Columbia University.

•

James N. Warwick, portfolio manager, is a vice president of Van Kampen. He has been associated with Van Kampen since 2002 and has 14 years of investment experience. He has sector responsibility for the Cash Management sector. Mr. Warwick received a BBA from Stephen F. Austin State University and an MBA from the University of Houston.

Dated: July 31, 2007	Please keep this supplement for future reference.

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The Phoenix Edge Series Fund

Supplement to the Statement of Additional Information dated May 1, 2007

This supplement includes information about changes to the investment advisors and, in some cases, subadvisors to certain series of The Phoenix Edge Series Fund (the “Fund”).

The Board of Trustees of the Fund has approved a change in investment advisor and the addition of, or change in, subadvisor for each of the series of the Fund listed below. These changes will result in all series of the Fund having Phoenix Variable Advisors, Inc. as investment advisor. As a result, effective August 1, 2007, all references in the Statement of Additional Information to Phoenix Investment Counsel, Inc. and Duff & Phelps Investment Management Co. as investment advisors to the series are hereby deleted and replaced with Phoenix Variable Advisors, Inc. Information about the business of Phoenix Investment Counsel, Inc. and Duff & Phelps Investment Management Co. is retained as applicable in their capacity as subadvisors.

These changes are listed below and will be effective August 1, 2007. The investment objective of each series, and investment advisory fees shown on page 30 of the Statement of Additional Information are not affected by these changes. However, investment advisory fees that would have been paid to the former investment advisors will be paid to Phoenix Variable Advisors, Inc. beginning on August 1, 2007. Additionally, the subadvisory fee schedules for certain series will be modified effective August 1, 2007. The new fee schedules are included in this supplement.

Phoenix Capital Growth Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	Subadvisor
Harris Investment Management, Inc.	No change

Phoenix Growth and Income Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Phoenix Investment Counsel, Inc.

Phoenix Money Market Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Goodwin Capital Advisers, Inc.

Phoenix Multi-Sector Fixed Income Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Goodwin Capital Advisers, Inc.

Phoenix Multi-Sector Short Term Bond Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Goodwin Capital Advisers, Inc.

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Phoenix Strategic Allocation Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Phoenix Investment Counsel, Inc. (for equity investments made by the series) Goodwin Capital Advisers, Inc. (for fixed income investments made by the series)

Phoenix-Aberdeen International Series

Former Advisor	New Advisor
Phoenix Investment Counsel, Inc.	Phoenix Variable Advisors, Inc.

Former Subadvisor	Subadvisor
Aberdeen Asset Management Inc.	No change

Phoenix-Duff & Phelps Real Estate Securities Series

Former Advisor	New Advisor
Duff & Phelps Investment Management Co.	Phoenix Variable Advisors, Inc.

Former Subadvisor	New Subadvisor
None	Duff & Phelps Investment Management Co.

•	The Section of the Statement of Additional Information entitled The Subadvisors on page 34 is hereby amended by adding the following sections:

•	Duff & Phelps Investment Management Company

PVA has engaged Duff & Phelps Investment Management Company (“Duff & Phelps”) as subadvisor to the Phoenix-Duff & Phelps Real Estate Securities Series. Duff & Phelps provides the day-to-day portfolio management for the series. For implementing certain portfolio transactions and providing other services to the series, PVA pays a monthly fee to Duff & Phelps based on the average daily net assets of the series at a rate of 0.375% on an annual basis.

•	Goodwin Capital Advisers, Inc.

PVA has engaged Goodwin Capital Advisers, Inc. (“Goodwin”) as subadvisor to the Phoenix Money Market Series, Phoenix Multi-Sector Fixed Income Series, Phoenix Multi-Sector Short Term Bond Series and the fixed income portion of the Phoenix Strategic Allocation Series. Goodwin, an affiliate of PIC and PVA, is located at 56 Prospect Street, Hartford, Connecticut 06103-2836. Goodwin acts as subadvisor for 17 mutual funds and manages fixed income assets for individuals and institutions. As of April 1, 2007, Goodwin had approximately $17.6 billion in assets under management. For implementing certain portfolio transactions and providing other services to the series, PVA pays a monthly fee to Goodwin based on the average daily net assets of the series at the following annual rates:

Series	Rate
Phoenix Money Market Series	0.15%
Phoenix Multi-Sector Fixed Income Series	0.20%
Phoenix Multi-Sector Short Term Bond Series	0.20%
Phoenix Strategic Allocation Series (fixed income portion)	0.23%

•	Phoenix Investment Counsel, Inc.

PVA has engaged PIC as subadvisor to the Phoenix Growth and Income Series and for equity investment management for the Phoenix Strategic Allocation Series. PIC provides the day-to-day portfolio management for the series. For implementing certain portfolio transactions and providing other services to the series, PVA pays a monthly fee to PIC fee based on the average daily net assets of the series at the following annual rates:

Series	Rate
Phoenix Growth and Income Series	0.32%
Phoenix Strategic Allocation Series (equity portion)	0.23%

TF924	2

•

The section of the Statement of Additional Information entitled Compensation of Portfolio Managers of the Advisors: Phoenix Investment Counsel, Inc. and Phoenix Variable Advisors, Inc. is hereby retitled Compensation of Portfolio Managers of the Advisors: Phoenix Investment Counsel, Inc., Phoenix Variable Advisors, Inc. and Goodwin Capital Advisers, Inc. and information about to the compensation programs of PIC and PVA also describes the compensation programs of Goodwin Capital Advisers, Inc.

•

The following information is added to the subsection of the Statement of Additional Information entitled Other Accounts Managed by the Portfolio Managers regarding the portfolio managers of the Phoenix-Van Kampen Comstock Series.

As of July 16, 2007: Devin E. Armstrong managed 16 registered investment companies with a total of approximately $34 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $1.1 billion in assets; and 14,609 other accounts (which include separate accounts managed under certain “wrap fee programs”) with a total of approximately $3.1 billion in assets. James N. Warwick managed 16 registered investment companies with a total of approximately $34 billion in assets; two pooled investment vehicles other than registered investment companies with a total of approximately $1.1 billion in assets; and 14,609 other accounts (which include separate accounts managed under certain “wrap fee programs” with a total of approximately $3.1 billion in assets.

Dated: July 31, 2007	Please keep this supplement for future reference.

TF924	3